FINANCIAL INSTRUMENTS & RISK - Interest Rate Risk (Details) - Interest rate risk - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party long-term payables
Effect on profit before tax	SFr 13.0	SFr 20.5
Changes in %	0.10%